UMB SCOUT BOND FUND

                      SUPPLEMENT DATED JUNE 26, 2008 TO THE
                        PROSPECTUS DATED OCTOBER 31, 2007
                             FOR THE UMB SCOUT FUNDS

This supplement affects the UMB Scout Bond Fund and reflects the expansion of the current investment policies of the Bond Fund as well as a reduction in the advisory fee and overall contractual expense limitation for the Bond Fund. This supplement also reflects the addition of a third co-portfolio manager for the Bond Fund.

INVESTMENT POLICY CHANGE

The UMB Scout Funds' Board of Trustees has approved changes to the UMB Scout Bond Fund's investment policies that shorten the target duration of the Bond Fund and expand the Bond Fund's authority to invest in fixed income securities that are rated, at the time of purchase, as investment grade securities within the top four classifications of Moody's Investors Service, Inc. or Standard and Poor's(R) Ratings Group.

1. Effective immediately, the portion of the "INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES" section of the Prospectus relating to the UMB Scout Bond Fund is deleted in its entirety and replaced with the following:

          UMB SCOUT BOND FUND

          Objective: Maximum current income consistent with quality and maturity standards.
          Principal Risks: Fixed-Income Risks and Mortgage-Backed Securities Risks.

          The Fund normally pursues its objective by investing at least 80% of its net assets in a diversified portfolio of fixed-income obligations. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. The Advisor may also consider total return when selecting investments for the Fund.

          HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund normally invests at least 80% of its assets in fixed-income instruments issued or guaranteed by the United States government and its agencies, or corporations or other business organizations. The Fund also invests in mortgage-backed securities. The Fund's investments in securities issued by corporations or other business entities will be rated, at the time of purchase, as investment grade securities within the top four classifications of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's(R) Ratings Group ("S&P(R)").

          The overall weighted average maturity of the Fund normally will be two to four years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and the Advisor believes that the adjustment is in the best interest of shareholders.

          The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions, unanticipated expenses and to provide portfolio flexibility. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

2. The subsection "FIXED-INCOME RISKS" within the "PRINCIPAL RISK FACTORS" section of the Prospectus is deleted in its entirety and replaced with the following:

          FIXED-INCOME RISKS

          Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

          An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance. Further, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

          The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible that an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

          With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

          While each Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. Investments in the Money Market Funds are not deposits in UMB or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

FEE AND EXPENSE LIMITATION CHANGES

The Board also approved, effective July 1, 2008, a reduction in the advisory fee payable by the Bond Fund to Scout Investment Advisors, Inc. (the "Advisor") from 0.57% to 0.40%. In addition, the Board also approved a new Fee Waiver and Expense Assumption Agreement, between the Advisor and UMB Scout Funds, on behalf of the Bond Fund, that will reduce the contractual maximum annual expenses payable by the Bond Fund from 0.87% to 0.57% (excluding taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) of the average daily net assets for the Bond Fund, effective July 1, 2008 through October 31, 2009. Therefore, effective July 1, 2008, the disclosure in the Prospectus relating to the Bond Fund is hereby amended as follows:

3. In the section of the Prospectus entitled "FEES AND EXPENSES," the Annual Fund Operating Expenses Table information for the Bond Fund is replaced with the following effective July 1, 2008:

                 ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES DEDUCTED FROM FUND ASSETS)
                      Investment Advisory Fees                        0.40%(1)
                      Distribution (12b-1) Fees                       None
                      OTHER EXPENSES                                  0.30%
                      --------------                                  -----
                 Total Annual Fund Operating Expenses                 0.70%
                 LESS ADVISOR'S FEE LIMITATION/PAYMENTS              (0.13)%(2)
                 --------------------------------------               -----
                 NET ANNUAL FUND OPERATING EXPENSES                   0.57%

          (1) Prior to July 1, 2008, the annual advisory fee was 0.57% of average daily net assets of the UMB Scout Bond Fund.

          (2) The Advisor has entered into a contractual agreement to limit fees and/or make expense payments so that Net Annual Fund Operating Expenses (excluding taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) of the UMB Scout Bond Fund do not exceed 0.57% of average daily net assets. This agreement is effective through October 31, 2009. Please see the section titled "Investment Advisor" for more information including information about circumstances under which the Advisor retains the right to seek reimbursement for any fees reduced or expenses paid.

4. In the section of the Prospectus entitled "INVESTMENT ADVISOR AND PORTFOLIO
MANAGERS: INVESTMENT ADVISOR," the fifth sentence of the fifth paragraph is replaced with the following:

          The UMB Scout Bond Fund pays the Advisor an advisory fee at the annual rate of 0.40% of the Fund's average daily net assets. Prior to July 1, 2008, the fee was 0.57% on the first $1 billion of the Fund's average daily net assets and 0.52% on average daily net assets above $1 billion.

5. In the same section, the first sentence of the seventh paragraph is replaced with the following:

          The Advisor has entered into a contractual agreement to limit fees and/or make expense payments through October 31, 2008, so that actual total annual fund operating expenses of the UMB Scout Stock, Growth and Mid Cap Funds do not exceed 0.90%, 0.90% and 1.40%, respectively, of average daily net assets of the Funds. In addition, the Advisor has entered into a contractual agreement to limit fees and/or make expense payments from July 1, 2008 through October 31, 2009, so that actual total annual fund operating expenses (excluding taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) of the UMB Scout Bond Fund do not exceed 0.57% of average daily net assets of the Fund. Collectively, these agreements to limit fees and/or make expense payments are referred to as the "Expense Limits." Please note that the prior contractual expense limitation for the UMB Scout Bond Fund of 0.87% will remain in effect through June 30, 2008.

ADDITION OF CO-PORTFOLIO MANAGER

6. Effective July 1, 2008, the portion of the section of the Prospectus relating to the Bond Fund in the "PORTFOLIO MANAGERS" section is deleted in its entirety and replaced with the following:

          UMB SCOUT BOND FUND

          Gregory E. Jerzyk, Bruce C. Fernandez and Michael J. Heimlich are co-portfolio managers of the UMB Scout Bond Fund. Mr. Jerzyk joined UMB in April of 2007, and is Executive Vice President and Director of Portfolio Management, Trust Investments. Mr. Jerzyk has more than 25 years of trust and investment management experience, including managing equity and fixed income portfolios for high-net-worth families, corporations and institutions. Prior to joining UMB, Mr. Jerzyk was a Senior Portfolio Manager and 1st Vice President at LaSalle Bank/ABN AMRO in Chicago, Illinois from 2003-2007. Mr. Jerzyk is a graduate of Cornell College in Iowa, where he earned a bachelor's degree, and the Kellogg School of Management at Northwestern University, where he earned his masters degree in Management. Mr. Jerzyk has been employed by the Advisor since April 2007. Mr. Fernandez joined UMB and the Advisor in 2008 and is Senior Vice President and Director of Fixed Income Strategies, Asset Management. Mr. Fernandez has more than 25 years of investment management experience, including 19 years focused on fixed income investments. Prior to joining UMB in January 2008, he served in a number of capacities for the AG Edwards family of affiliated companies. Most recently, Mr. Fernandez served as the Chief Financial Officer from 2006 to 2007 and the Chief Investment Officer from 2001 to 2006 of AG Edwards Trust Company FSB. Prior to joining AG Edwards, from 1983 to 1987 he was a portfolio manager for General American Life Insurance Company. Mr. Fernandez earned his undergraduate and graduate degrees from Washington University. He is a CFA(R) charterholder, as well as a member of the CFA Society of St. Louis, the CFA Society of Kansas City and the CFA Institute. Mr. Heimlich joined UMB and the Advisor in 2008 and is Vice President and a Portfolio Manager in the Fixed Income Strategies Group. Mr. Heimlich has more than eight years of investment management experience. Prior to joining UMB in April 2008, Mr. Heimlich served in many capacities for the AG Edwards family of affiliated companies. Mr. Heimlich served as a Fixed Income Portfolio Strategist from 2000 to 2008 and as a Portfolio Manager from February 2007 to September 2007. Mr. Heimlich earned his undergraduate degree from Purdue University. He is a CFA(R) charterholder as well as a member of the CFA Society of St. Louis and the CFA Institute.

This Supplement updates certain information contained in the Prospectus for the UMB Scout Funds dated October 31, 2007. You should keep this Supplement with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

                               UMB SCOUT BOND FUND

                      SUPPLEMENT DATED JUNE 26, 2008 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2007
                             FOR THE UMB SCOUT FUNDS

This supplement affects the UMB Scout Bond Fund and reflects the expansion of the current investment policies of the Bond Fund as well as a reduction in the advisory fee and overall contractual expense limitation for the Bond Fund. This supplement also reflects the addition of a third co-portfolio manager for the UMB Scout Bond Fund.

INVESTMENT POLICY CHANGE

The UMB Scout Funds' Board of Trustees has approved changes to the UMB Scout Bond Fund's investment policies that shorten the target duration of the Bond Fund and expand the Bond Fund's authority to invest in fixed income securities that are rated, at the time of purchase, as investment grade securities within the top four classifications of Moody's Investors Service, Inc. or Standard and Poor's(R) Ratings Group.

1. Effective immediately, the first sentence in the third paragraph of the portion of the "Investment Policies" section of the Statement of Additional Information relating to the UMB Scout Bond Fund is deleted in its entirety and replaced with the following:

          The Fund's investments in securities issued by corporations or other business organizations will be rated, at the time of purchase, as investment grade securities within the top four classifications of Moody's or S&P(R).

2. The following risk disclosure is inserted after the seventh paragraph in the portion of the "Investment Policies" section of the Statement of Additional Information relating to the UMB Scout Bond Fund.

          CERTAIN INVESTMENT-GRADE DEBT OBLIGATIONS. Although obligations rated in the Baa category by Moody's or the BBB category by S&P(R) are considered investment-grade, they may be viewed as being subject to greater risks than other investment-grade obligations such as loss of income and principal. Obligations rated in the Baa category by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while those obligations rated in the BBB category by S&P(R) are regarded as having only an adequate capacity to pay principal and interest. The Advisor will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments. The Advisor continually monitors the investments in the Fund's portfolio and evaluates whether to dispose of or to retain corporate debt obligations whose credit ratings or credit quality may have changed.

FEE AND EXPENSE LIMITATION CHANGES

The Board also approved, effective July 1, 2008, a reduction in the advisory fee payable to Scout Investment Advisors, Inc. (the "Advisor") by the Bond Fund under the Investment Advisory Agreement, dated April 1, 2005, between the Advisor and the UMB Scout Funds, on behalf of the Bond Fund, from 0.57% to

0.40%. In addition, the Board approved a new Fee Waiver and Expense Assumption Agreement, between the Advisor and the UMB Scout Funds, on behalf of the Bond Fund, that will reduce the contractual maximum annual expenses payable by the Bond Fund from 0.87% to 0.57% (excluding taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) of the average daily net assets for the Bond Fund effective July 1, 2008 through October 31, 2009. Therefore, disclosure in the Statement of Additional Information relating to the Bond Fund is hereby amended as follows:

3. In the section of the Statement of Additional Information entitled "INVESTMENT ADVISOR," the chart describing the annual investment advisory fee for the Bond Fund is hereby amended as follows:

                                                          ANNUAL RATE OF FEE
                                                      BASED ON AVERAGE DAILY
                  FUND                                       NET ASSETS
          UMB Scout Bond Fund*                                 0.40%

          * The Advisor has entered into a contractual agreement to limit fees and/or make expense payments from July 1, 2008 through October 31, 2009, so that actual total annual fund operating expenses (excluding taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) of the UMB Scout Bond Fund do not exceed 0.57%. Please note that the Advisor's prior contractual expense limitation for the UMB Scout Bond Fund of 0.87% will remain in effect through June 30, 2008. Any time the annual total operating expenses (excluding taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) of the UMB Scout Bond Fund are less than the Fund's expense limit on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously reduced to the extent that such reimbursement will not cause the Fund's annual total operating expenses to exceed the expense limit that was in place for the Fund at the time the fees were waived or expenses paid. The UMB Scout Bond Fund is not obliged to reimburse the Advisor for fees that were reduced by the Advisor more than thirty-six months before the date of such reimbursement and no reimbursement will be sought for periods prior to October 31, 2006.

ADDITION OF CO-PORTFOLIO MANAGER

4. Effective July 1, 2008, the Statement of Additional Information shall be revised to reflect the appointment of Mr. Michael J. Heimlich as an additional co-portfolio manager of the UMB Scout Bond Fund. Because Mr. Heimlich recently joined UMB and the Adviser, no information is presented for "Investments in the Funds" and "Other Managed Accounts" as of June 30, 2007.

This Supplement updates certain information contained in the Statement of Additional Information for the UMB Scout Funds dated October 31, 2007. You should keep this Supplement with your Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by calling (800) 996-2862.